INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.INTANGIBLE ASSETS

The components of intangible assets were as follows as of December 31, 2024 (in thousands):

		Gross
	Estimated	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Developed technology	7 years	$1,600	$1,600	$—
Trade name	10 years	3,500	2,479	1,021
Total		$5,100	$4,079	$1,021

9.INTANGIBLE ASSETS (continued)

The components of intangible assets were as follows as of December 31, 2023 (in thousands):

		Gross
	Estimated	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Policies and procedures library	5 years	$2,200	$2,200	$—
Developed technology	7 years	1,600	1,391	209
Trade name	10 years	3,500	2,129	1,371
Total		$7,300	$5,720	$1,580

Amortization expense related to intangible assets amounted to approximately $0.6 million for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, the estimated future amortization expense for intangible assets is as follows (in thousands):

2025	$350
2026	350
2027	321
$1,021